COMMITMENTS AND CONTINGENCIES (Details Textual) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2008 PEN (S/)	Dec. 31, 2008 USD ($)	Apr. 13, 2012 USD ($)	Sep. 22, 2011 PEN (S/)	Sep. 22, 2011 USD ($)
Madoff Trustee Litigations [Member]
Commitments and Contingencies [Line Items]
Loss On Reinvesting In BLMS Through Another Vehicle	S/ 252.8	$ 78.0
Litigation Damages Sought Value				S/ 388.9	$ 120.0
Fairfield Liquidator Litigation [Member]
Commitments and Contingencies [Line Items]
Litigation Damages Sought Value			$ 115.0